36. Financial instruments and risk management (Details 9) R$ in Thousands	12 Months Ended
Dec. 31, 2020 BRL (R$)
Loans and financing [member]
Financial instruments and risk management [line items]
Beginning balance	R$ 2,029,088
Additions	1,800,000
Remeasurement
Financial expenses	90,500
Foreign variations exchange net	305,010
Payments	(1,879,566)
Ending Balance	2,345,032
Leases [member]
Financial instruments and risk management [line items]
Beginning balance	7,780,870
Additions	1,966,355
Remeasurement	(443,666)
Financial expenses	797,569
Foreign variations exchange net
Payments	(1,722,293)
Ending Balance	8,378,835
Derivative Financial Instruments (Assets) Liabilities [Member]
Financial instruments and risk management [line items]
Beginning balance	(42,106)
Additions	(161,429)
Remeasurement
Financial expenses	13,016
Foreign variations exchange net	(305,012)
Payments	29,610
Ending Balance	R$ (465,921)